CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4 – CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2022	2021
Cash	$5,895,565	$595,014
Restricted cash – current	-	1,000,000
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and Restricted cash	$7,395,565	$3,095,014

As of December 31, 2022 and 2021, the restricted cash related to (i) cash held in a special account as collateral against a bank loan with amount of nil and $1,000,000 respectively, (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch with amount equal to $1,500,000 and $1,500,000, respectively, used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until July 2024.